Level 4 Stock-Based Compensation (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Maximum number of shares approved for issuance under stock-based compensation plan	3,100,000	3,100,000
Number of shares available for future issuance under stock-based compensation plan	2,800,000	2,800,000
Number of Options [Abstract]
Stock options, Outstanding, December 31, 2012		0
Stock options, Granted		161,257
Stock options, Outstanding, June 30, 2013	161,257	161,257		0
Stock options, Vested and expected to vest, June 30, 2013	132,484	132,484
Stock options, Exercisable, June 30, 2013	0	0
Weighted Average Exercise Price Per Option [Abstract]
Weighted average exercise price, Outstanding at December 31, 2012		$ 0.00
Weighted average exercise price, Granted		$ 27.19
Weighted average exercise price, Outstanding at June 30, 2013	$ 27.19	$ 27.19		$ 0.00
Weighted average exercise price, Vested and expected to vest, June 30, 2013	$ 27.19	$ 27.19
Weighted average exercise price, Exercisable, June 30, 2013	$ 0.00	$ 0.00
Weighted Average Remaining Contractual Life (years) [Abstract]
Weighted average remaining life (years), Outstanding, June 30, 2013		9 years 7 months 25 days
Weighted average remaining life (years), Vested and expected to vest, June 30, 2013		9 years 7 months 25 days
Aggregate Intrinsic Value (thousands) [Abstract]
Aggregate intrinsic value (thousands), Outstanding, June 30, 2013	$ 0	$ 0
Aggregate intrinsic value (thousands), Vested and expected to vest, June 30, 2013	0	0
Aggregate intrinsic value (thousands), Exercisable, June 30, 2013	0	0
Assumptions used to calculate the fair value of stock options [Abstract]
Expected volatility		60.90%
Expected life (in years)		6 years
Risk-free interest rate		1.00%
Expected dividends		0.00%
Weighted average fair value per option granted		$ 14.87
Unvested, Number of shares [Abstract]
Unvested, December 31, 2012, Unvested shares		0
Granted, Unvested shares		104,285
Unvested, June 30, 2013, Unvested shares	104,285	104,285		0
Weighted Average Grant Date Fair Value [Abstract]
Unvested, December 31, 2012, Weighted Average Grant Date Fair Value		$ 0.00
Granted, Weighted Average Grant Date Fair Value		$ 26.65
Unvested, June 30, 2013, Weighted Average Grant Date Fair Value	$ 26.65	$ 26.65		$ 0.00
Compensation Expense [Abstract]
Stock-based compensation expense	830,000	1,073,000	0	0	0	1,625,000
Remaining unrecognized compensation expense	3,600,000	3,600,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition		2 years 3 months
Stock Options [Member]
Compensation Expense [Abstract]
Stock-based compensation expense	195,000	268,000
Performance Stock Unit [Member]
Unvested, Number of shares [Abstract]
Granted, Unvested shares		90,124
Restricted Stock Unit [Member]
Unvested, Number of shares [Abstract]
Granted, Unvested shares		14,161
Performance Stock Unit and Restricted Stock Unit [Member]
Compensation Expense [Abstract]
Stock-based compensation expense	$ 635,000	$ 805,000